LOANS AND ADVANCES TO CUSTOMERS, NET - Impact of movements in the value of the portfolio and loss allowance by stage (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
12-month expected credit losses | Stage One
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	$ 22,899,408	$ (14,397,167)
Increase (decrease) in loss allowance	(1,520,924)	820,111
Lifetime expected credit losses | Stage Two
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	627,630	(2,613,778)
Increase (decrease) in loss allowance	137,359	(608,427)
Lifetime expected credit losses | Stage Three
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	1,975,223	1,038,853
Increase (decrease) in loss allowance	$ 1,340,200	$ 531,779